Current and Long-term Liabilities - Preferred Stock (Details) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		21 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 D	Sep. 26, 2021 D	Dec. 31, 2019 USD ($)	Sep. 26, 2019 USD ($)	Aug. 26, 2019 USD ($)
Debt Instruments
Extinguishment of promissory notes for Series F Reedamable Convertible Preferred Stock		$ (11,000)
Preferred Stock Investor in Series F Note
Debt Instruments
Note amount						$ 11,000	$ 11,000
Threshold gross proceeds of equity financing to be obtained when determining the maturity date	$ 100,000	$ 100,000			$ 100,000
Interest rate			2.33%
Number of days as basis for computing interest per annum | D			365
Extinguishment of promissory notes for Series F Reedamable Convertible Preferred Stock	$ (11,000)
Issuance of Series F Preferred Stock for promissory notes (in shares) | shares	4,314
Conversion rate | $ / shares	$ 2.55
Preferred Stock Investor in Series F Note | Forecast
Debt Instruments
Interest rate				7.50%
Number of days as basis for computing interest per annum | D				365